Convertible Notes Payable (Details)	12 Months Ended
	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($)	Jun. 30, 2012 USD ($) $ / shares shares	Jun. 30, 2011 USD ($) $ / shares
Convertible Notes Payable Details
Company entered into a series of convertible notes with six lenders			$ 110,000	$ 110,000
Convertible notes of term in years			1	1
Convertible notes interest rate			12.00%	12.00%
Convertible notes convertible to Common stock at a conversion price per share | $ / shares			$ 0.05	$ 0.05
Company entered into convertible note payable with an individual			$ 40,000
Notes convertible into shares of Common stock at a conversion price per share | $ / shares			$ 0.001
Lender sold and re-assigned the note			$ 17,500
New note holders converted the principal into shares of Common stock | shares			17,500,000
Holder advanced	$ 1,015,744	$ 72,000
Holder converted principle into shares of common stock | shares	98,240,710
Holder converted principle into shares of common stock value	$ 98,241
Company recorded of interest expense	$ 400,380	$ 113,443